Disclosure of detailed information about warrants, valuation assumptions (Details)	12 Months Ended
Aug. 31, 2019 Year
Disclosure Of Share Capital Information [Abstract]
Risk free interest rate %	1.60%
Expected life of warrants (years)	1.5
Expected annualized volatility %	64.60%
Expected dividend yield %	0.00%